Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases	Leases
The Company leases real estate used for dispensaries, cultivation facilities, production plants and corporate offices. Lease ROU assets and liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date. Some of the Company’s leases contain cancellation options and/or renewal options in the event the Company is unable to obtain regulatory approval and permitting for a selected site, as well as other contingencies. In general, neither cancellation nor renewal options are recognized as part of the Company’s measurement of its ROU assets and lease liabilities, until the option period has expired without exercise or until the Company is reasonably certain it will not exercise the option. The Company utilizes its incremental borrowing rate to calculate the present value of contractual lease payments, because the interest rate implicit in the Company’s lease arrangements is not readily determinable.
Certain real estate leases require payment for taxes, insurance, maintenance and other common area charges. These variable expenses are considered non-lease components. These variable payments are excluded from the measurements of the Company’s ROU assets and lease liabilities and are expensed as incurred. The Company accounts for its real estate leases and related fixed non-lease components together as a single component.
Certain of the Company’s real estate leases typically include extension options for a period ranging from 1 to 10 years. Some dispensary and office space leases include extension options exercisable up to one year before the end of the initial cancellable lease term. Typically, renewal options are for an additional period of five years after the end of the initial lease term, the exercise of which is at the Company’s discretion. Lease payments are in-substance fixed, and certain real estate leases include annual escalation clauses with reference to an index or contractual rate.
The Company has historically entered into transactions wherein the Company sold real estate property or equipment to a buyer and simultaneously leased back all, or a portion of, the same asset for all, or part of, the asset’s remaining economic life. Transactions such as these are evaluated to determine whether sale-leaseback accounting is required. If the Company determines that it has retained control of the property or equipment, the Company recognizes the financed leased asset within Property, plant and equipment, net, with a corresponding increase to Financial obligation on the Consolidated Balance Sheets. The Company uses the effective interest method to allocate lease cash payments between reduction of the financial obligation and recognition of interest expense within Interest expense related to lease liabilities and financial obligations on the Consolidated Statements of Operations.
Leases with an initial term of 12 months or less (“short-term”) and leases of machinery and equipment that are of low-value are not recorded on the Consolidated Balance Sheets. The Company’s expenses related to its short-term and low-value leases were immaterial during the years ended December 31, 2023 and 2022.
The components of the Company’s lease costs, including sale leaseback arrangements, recognized in the Consolidated Statements of Operations for the years ended December 31, 2023 and 2022 are as follows:

	Year ended December 31,
	2023	2022
Finance lease cost:
Amortization of ROU assets	$15,406	$11,770
Interest on finance lease liabilities	18,265	17,315
Total finance lease cost	$33,671	$29,085

Sale leaseback financial obligations:
Interest on financial obligations	$24,151	$16,326
Depreciation on assets associated with sale leaseback financial obligations	17,715	14,652
Total financial obligation cost	$41,866	$30,978

Operating lease expense	$28,876	$22,470

Total lease costs(1)	$104,413	$82,533
(1)Excludes expenses for short-term lease and low-value leases due to immateriality of the amounts therein.
ROU assets and lease liabilities as of December 31, 2023 and 2022 consist of the following:

	2023		2022
	Operating leases	Finance leases	Operating leases	Finance leases
Lease assets and liabilities:
Right-of-use assets	$158,547	$183,820	$141,300	$181,505
Accumulated amortization	(40,112)	(40,617)	(23,145)	(24,919)
Right-of-use assets, net	$118,435	$143,203	$118,155	$156,586

Lease liabilities - current	$15,993	$9,428	$17,001	$8,340
Lease liabilities - non-current	110,398	159,961	113,307	167,411
Total lease liabilities	$126,391	$169,389	$130,308	$175,751

	As of December 31, 2023	As of December 31, 2022
Financed property and equipment, net of accumulated depreciation of $46.0 million and $28.3 million, respectively	$176,569	$194,253
In June 2022, the Company entered into three sale and leaseback transactions for building improvements and equipment at cultivation and processing sites in Florida, Illinois and Pennsylvania, all of which resulted in the Company retaining control of the leased assets. The Company recognized these assets, with a net book value of $48.7 million, as financed property and equipment within Property, plant and equipment, net on the Consolidated Balance Sheets. The Company also recognized financial obligations for the associated sales proceeds totaling $50.1 million, which is being amortized over lease periods of 13 to 14 years. The company deferred $1.4 million of gains from these three transactions that will be recognized over the respective terms of the financial obligations.
In August 2022, the Company exercised an option to purchase a leased cultivation site in Massachusetts, which was previously the subject of a sale and leaseback transaction in 2021, from the existing lessor for $15.0 million. The Company had previously constructed building improvements to the property with a net book value of $10.2 million. The Company sold the newly purchased building and improvements for $21.5 million and, simultaneously, entered into a 23-year sale and leaseback agreement for the sold assets. The Company recognized a loss on disposal of Building and improvements of $3.9 million within Other income, net on the Consolidated Statements of Operations. Since the Company maintained control of the building and improvements, these assets, with a net book value of $21.5 million, were recognized on the Consolidated Balance Sheets as financed property and equipment. The Company also recognized a financial obligation for the sale proceeds of $21.5 million. Net proceeds from the sale and leaseback transaction was $5.4 million.
In December 2022, the Company sold cultivation and processing equipment with a net book value of $9.7 million and leased it back under a four year agreement. At the end of the four years, the Company has an option to purchase the equipment for one dollar, which it expects to exercise. The Company recognizes this cultivation and processing equipment within the Consolidated Balance Sheets as financed property and equipment. The Company also recognized a financial obligation for the sale proceeds of $9.7 million.
Asset Specific Impairment
During the year ended December 31, 2022, due to reduced forecasts for future operating performance at the Company’s California and Colorado operations, which was an attributing factor in the Company’s decision to close the majority of operations in the California and Colorado markets, the Company evaluated the recoverability of the asset groups to determine if the carrying values were in excess of respective fair values. It was determined that the carrying value of the California and Colorado asset groups exceeded their estimated future undiscounted cash flows; and therefore, the Company recorded impairment losses of $0.8 million in the California asset group related to ROU assets and $4 million in the Colorado asset group related to ROU assets, respectively. Further, due to the Company’s decision to consolidate cultivation and processing operations in Massachusetts through the exit of its Amesbury facility, the Company determined that the ROU Asset at the Amesbury Cultivation facility was also not recoverable and recorded an impairment loss of $1 million. These impairments were all recorded within the Domestic reportable segment.
During the year ended December 31, 2023, due to the Company’s decision to exit its operations at the House of Herbs facility in Nevada, the Company determined that the carrying value of the associated ROU asset was not recoverable and recorded an impairment loss of $0.2 million.
The Company recognizes impairment losses within Loss on impairment on the Consolidated Statements of Operations.
Cash flows associated with the Company’s operating and finance leases for the years ended December 31, 2023 and 2022 are as follows:

	Year ended December 31,
	2023	2022
Operating cash flows from finance leases	$(18,265)	$(17,315)
Operating cash flows from operating leases	(29,352)	(22,112)
Operating cash flows from sale leaseback financial obligations	(24,150)	(19,746)
Financing cash flows from finance leases	(8,474)	(5,586)
Financing cash flows from sale leaseback financial obligations	(4,551)	(3,089)
Proceeds from sale leasebacks accounted for as financial obligations	243	65,241
Total cash flow from lease activities	$(84,549)	$(2,607)

	2023	2022
Weighted average remaining lease term (in years) - Finance leases	10.1	11.0
Weighted average remaining lease term (in years) - Operating leases	6.9	7.7
Weighted average discount rate - Finance leases	10.70%	10.62%
Weighted average discount rate - Operating leases	10.50%	9.87%
Maturities of the Company’s lease liabilities, under non-cancelable leases, as of December 31, 2023, are as follows:

	Operating Leases	Finance Leases	Financial Obligations
Year ending December 31,
2024	$28,298	$26,820	$29,518
2025	26,291	27,371	30,273
2026	25,294	27,709	31,086
2027	23,960	28,273	28,953
2028	22,385	27,722	29,772
2029 and thereafter	53,521	150,895	239,477
Total undiscounted remaining minimum lease payments	179,749	288,790	389,079
Less: imputed interest	(53,358)	(119,401)	(174,407)
Total discounted remaining minimum lease payments	$126,391	$169,389	$214,672

Leases	Leases
The Company leases real estate used for dispensaries, cultivation facilities, production plants and corporate offices. Lease ROU assets and liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date. Some of the Company’s leases contain cancellation options and/or renewal options in the event the Company is unable to obtain regulatory approval and permitting for a selected site, as well as other contingencies. In general, neither cancellation nor renewal options are recognized as part of the Company’s measurement of its ROU assets and lease liabilities, until the option period has expired without exercise or until the Company is reasonably certain it will not exercise the option. The Company utilizes its incremental borrowing rate to calculate the present value of contractual lease payments, because the interest rate implicit in the Company’s lease arrangements is not readily determinable.
Certain real estate leases require payment for taxes, insurance, maintenance and other common area charges. These variable expenses are considered non-lease components. These variable payments are excluded from the measurements of the Company’s ROU assets and lease liabilities and are expensed as incurred. The Company accounts for its real estate leases and related fixed non-lease components together as a single component.
Certain of the Company’s real estate leases typically include extension options for a period ranging from 1 to 10 years. Some dispensary and office space leases include extension options exercisable up to one year before the end of the initial cancellable lease term. Typically, renewal options are for an additional period of five years after the end of the initial lease term, the exercise of which is at the Company’s discretion. Lease payments are in-substance fixed, and certain real estate leases include annual escalation clauses with reference to an index or contractual rate.
The Company has historically entered into transactions wherein the Company sold real estate property or equipment to a buyer and simultaneously leased back all, or a portion of, the same asset for all, or part of, the asset’s remaining economic life. Transactions such as these are evaluated to determine whether sale-leaseback accounting is required. If the Company determines that it has retained control of the property or equipment, the Company recognizes the financed leased asset within Property, plant and equipment, net, with a corresponding increase to Financial obligation on the Consolidated Balance Sheets. The Company uses the effective interest method to allocate lease cash payments between reduction of the financial obligation and recognition of interest expense within Interest expense related to lease liabilities and financial obligations on the Consolidated Statements of Operations.
Leases with an initial term of 12 months or less (“short-term”) and leases of machinery and equipment that are of low-value are not recorded on the Consolidated Balance Sheets. The Company’s expenses related to its short-term and low-value leases were immaterial during the years ended December 31, 2023 and 2022.
The components of the Company’s lease costs, including sale leaseback arrangements, recognized in the Consolidated Statements of Operations for the years ended December 31, 2023 and 2022 are as follows:

	Year ended December 31,
	2023	2022
Finance lease cost:
Amortization of ROU assets	$15,406	$11,770
Interest on finance lease liabilities	18,265	17,315
Total finance lease cost	$33,671	$29,085

Sale leaseback financial obligations:
Interest on financial obligations	$24,151	$16,326
Depreciation on assets associated with sale leaseback financial obligations	17,715	14,652
Total financial obligation cost	$41,866	$30,978

Operating lease expense	$28,876	$22,470

Total lease costs(1)	$104,413	$82,533
(1)Excludes expenses for short-term lease and low-value leases due to immateriality of the amounts therein.
ROU assets and lease liabilities as of December 31, 2023 and 2022 consist of the following:

	2023		2022
	Operating leases	Finance leases	Operating leases	Finance leases
Lease assets and liabilities:
Right-of-use assets	$158,547	$183,820	$141,300	$181,505
Accumulated amortization	(40,112)	(40,617)	(23,145)	(24,919)
Right-of-use assets, net	$118,435	$143,203	$118,155	$156,586

Lease liabilities - current	$15,993	$9,428	$17,001	$8,340
Lease liabilities - non-current	110,398	159,961	113,307	167,411
Total lease liabilities	$126,391	$169,389	$130,308	$175,751

	As of December 31, 2023	As of December 31, 2022
Financed property and equipment, net of accumulated depreciation of $46.0 million and $28.3 million, respectively	$176,569	$194,253
In June 2022, the Company entered into three sale and leaseback transactions for building improvements and equipment at cultivation and processing sites in Florida, Illinois and Pennsylvania, all of which resulted in the Company retaining control of the leased assets. The Company recognized these assets, with a net book value of $48.7 million, as financed property and equipment within Property, plant and equipment, net on the Consolidated Balance Sheets. The Company also recognized financial obligations for the associated sales proceeds totaling $50.1 million, which is being amortized over lease periods of 13 to 14 years. The company deferred $1.4 million of gains from these three transactions that will be recognized over the respective terms of the financial obligations.
In August 2022, the Company exercised an option to purchase a leased cultivation site in Massachusetts, which was previously the subject of a sale and leaseback transaction in 2021, from the existing lessor for $15.0 million. The Company had previously constructed building improvements to the property with a net book value of $10.2 million. The Company sold the newly purchased building and improvements for $21.5 million and, simultaneously, entered into a 23-year sale and leaseback agreement for the sold assets. The Company recognized a loss on disposal of Building and improvements of $3.9 million within Other income, net on the Consolidated Statements of Operations. Since the Company maintained control of the building and improvements, these assets, with a net book value of $21.5 million, were recognized on the Consolidated Balance Sheets as financed property and equipment. The Company also recognized a financial obligation for the sale proceeds of $21.5 million. Net proceeds from the sale and leaseback transaction was $5.4 million.
In December 2022, the Company sold cultivation and processing equipment with a net book value of $9.7 million and leased it back under a four year agreement. At the end of the four years, the Company has an option to purchase the equipment for one dollar, which it expects to exercise. The Company recognizes this cultivation and processing equipment within the Consolidated Balance Sheets as financed property and equipment. The Company also recognized a financial obligation for the sale proceeds of $9.7 million.
Asset Specific Impairment
During the year ended December 31, 2022, due to reduced forecasts for future operating performance at the Company’s California and Colorado operations, which was an attributing factor in the Company’s decision to close the majority of operations in the California and Colorado markets, the Company evaluated the recoverability of the asset groups to determine if the carrying values were in excess of respective fair values. It was determined that the carrying value of the California and Colorado asset groups exceeded their estimated future undiscounted cash flows; and therefore, the Company recorded impairment losses of $0.8 million in the California asset group related to ROU assets and $4 million in the Colorado asset group related to ROU assets, respectively. Further, due to the Company’s decision to consolidate cultivation and processing operations in Massachusetts through the exit of its Amesbury facility, the Company determined that the ROU Asset at the Amesbury Cultivation facility was also not recoverable and recorded an impairment loss of $1 million. These impairments were all recorded within the Domestic reportable segment.
During the year ended December 31, 2023, due to the Company’s decision to exit its operations at the House of Herbs facility in Nevada, the Company determined that the carrying value of the associated ROU asset was not recoverable and recorded an impairment loss of $0.2 million.
The Company recognizes impairment losses within Loss on impairment on the Consolidated Statements of Operations.
Cash flows associated with the Company’s operating and finance leases for the years ended December 31, 2023 and 2022 are as follows:

	Year ended December 31,
	2023	2022
Operating cash flows from finance leases	$(18,265)	$(17,315)
Operating cash flows from operating leases	(29,352)	(22,112)
Operating cash flows from sale leaseback financial obligations	(24,150)	(19,746)
Financing cash flows from finance leases	(8,474)	(5,586)
Financing cash flows from sale leaseback financial obligations	(4,551)	(3,089)
Proceeds from sale leasebacks accounted for as financial obligations	243	65,241
Total cash flow from lease activities	$(84,549)	$(2,607)

	2023	2022
Weighted average remaining lease term (in years) - Finance leases	10.1	11.0
Weighted average remaining lease term (in years) - Operating leases	6.9	7.7
Weighted average discount rate - Finance leases	10.70%	10.62%
Weighted average discount rate - Operating leases	10.50%	9.87%
Maturities of the Company’s lease liabilities, under non-cancelable leases, as of December 31, 2023, are as follows:

	Operating Leases	Finance Leases	Financial Obligations
Year ending December 31,
2024	$28,298	$26,820	$29,518
2025	26,291	27,371	30,273
2026	25,294	27,709	31,086
2027	23,960	28,273	28,953
2028	22,385	27,722	29,772
2029 and thereafter	53,521	150,895	239,477
Total undiscounted remaining minimum lease payments	179,749	288,790	389,079
Less: imputed interest	(53,358)	(119,401)	(174,407)
Total discounted remaining minimum lease payments	$126,391	$169,389	$214,672